Net Loss Per Share Attributable to Ordinary Shareholders	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Conduit Pharmaceuticals Ltd [Member]
Net Loss Per Share Attributable to Ordinary Shareholders

8. Net Loss Per Share Attributable to Ordinary Shareholders

The following table presents the calculation of basic and diluted net loss per share attributable to holders of the Ordinary Shares (in thousands, except share amounts and per share data):

	March 31,
	2023	2022
Numerator:
Net loss and comprehensive loss	$(2,165)	$(307)
Denominator:
Weighted average number of ordinary shares outstanding - basic and diluted	2,000	1,000
Net loss per share - basic and diluted	$(1,082)	$(307)

Since the Company was in a loss position for all periods presented, basic net loss per share attributable to holders of the Ordinary Shares is the same as diluted net loss per share attributable to holders of the Ordinary Shares for all periods presented as the inclusion of all potential Ordinary Shares outstanding would have been anti-dilutive.

Potentially dilutive securities (upon conversion) that were not included in the diluted per share calculations because they would have been anti-dilutive were as follows:

March 31,
2023
Ordinary Shares potentially issuable upon conversion of convertible notes payable	3,070,000
Total	3,070,000

March 31,
2022
Ordinary Shares potentially issuable upon conversion of convertible notes payable	500,000
Total	500,000

Conduit Pharmaceuticals Limited [Member]
Net Loss Per Share Attributable to Ordinary Shareholders

8. Net Loss Per Share Attributable to Ordinary Shareholders

The following table presents the calculation of basic and diluted net loss per share attributable to holders of the Ordinary Shares (in thousands, except share amounts and per share data):

	December 31,
	2022	2021
Numerator:
Net loss	$(4,887)	$(3,657)
Denominator:
Weighted-average shares outstanding used in calculating net loss per share – basic and diluted	2,000	1,000
Net loss per share attributable to ordinary shareholders – basic and diluted	$(2,444)	$(3,657)

Since the Company was in a loss position for all periods presented, basic net loss per share attributable to holders of the Ordinary Shares is the same as diluted net loss per share attributable to holders of the Ordinary Shares for all periods presented as the inclusion of all potential Ordinary Shares outstanding would have been anti-dilutive.

Potentially dilutive securities (upon conversion) that were not included in the diluted per share calculations because they would have been anti-dilutive were as follows:

December 31,
2022
Ordinary Shares potentially issuable upon conversion of convertible notes payable	1,250,000
Total	1,250,000

December 31,
2021
Ordinary Shares potentially issuable upon conversion of convertible notes payable	500,000
Total	500,000